Property and Equipment, Net	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 4 — Property and equipment, net

Property and equipment, net consisted of the following:

	As of March 31, 2025	As of September 30, 2024
Electronic equipment	$31,197	$31,261
Office equipment, furniture and fixtures	11,416	11,455
Subtotal	42,613	42,716
Less: accumulated depreciation	(27,185)	(21,572)
Total	$26,670	$21,144

For the six months ended March 31, 2025 and 2024 the Company purchased new property and equipment was nil.

Total depreciation expense for the six months ended March 31, 2025 and 2024 amounted to $ 5,667 and $ 5,889, respectively and the foreign exchange effect of the six months ended March 31, 2025 and 2024 is $54 and $73.